Income tax	12 Months Ended
Mar. 31, 2018
Income tax
Income tax

17Income tax

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands and the British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies, no Cayman Islands or British Virgin Islands withholding tax is imposed.

Hong Kong

The Company’s subsidiaries that are incorporated or operate in Hong Kong are subject to Hong Kong Profits Tax on income arising in or derived from Hong Kong. No provision was made for Hong Kong Profits Tax as the subsidiaries did not earn income subject to Hong Kong Profits Tax for the years ended March 31, 2016, 2017 and 2018. The payments of dividends by Hong Kong tax residents are not subject to any Hong Kong withholding tax.

The PRC

The Company’s PRC subsidiaries are subject to PRC statutory income tax rate of 25% unless otherwise specified.

In January 2015, Beijing Jiachenhong received approval from the tax authority on the renewal of its High and New Technology Enterprises (“HNTE”) status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2014 to December 31, 2016. In February 2018, Beijing Jiachenhong received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2017 to December 31, 2019.

In April 2014, Guangzhou Nuoya received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2013 to December 31, 2015. In March 2017, Guangzhou Nuoya received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2016 to December 31, 2018.

In January 2016, Zhejiang Lukou received approval from the tax authority that it qualified as a HNTE which entitled it to the preferential income tax rate of 15% effective retrospectively from January 1, 2015 to December 31, 2017. Zhejiang Lukou is in the process of reapplication for its HNTE status which will enable it to the preferential income tax rate of 15% from January 1, 2018 to December 31, 2020.

The Enterprise Income Tax Law and its implementation rules also impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. During the year ended March 31, 2017, a reversal of withholding income tax of RMB14,300 was made due to the change in management’s future reinvestment plan as all undistributed earnings of the Company’s PRC subsidiaries are intended to be reinvested indefinitely in the PRC in the foreseeable future. There was no change on the Company’s reinvestment plan in the year ended March 31, 2018. As of March 31, 2018, such undistributed earnings that may be subject to the withholding tax amounted to RMB1,977,506 (US$315,261) and the related unrecognized deferred tax liability was RMB197,751 (US$31,526).

Income before income tax expense arose from the following tax jurisdictions:

	Year ended March 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

The PRC	323,510	365,448	435,576	69,441
Non-PRC
- Hong Kong	405	(36)	(45)	(7)
- British Virgin Islands	8,288	(2,985)	(56)	(9)
- Cayman Islands	(190,870)	(196,116)	(131,940)	(21,034)

Income before income tax expense	141,333	166,311	303,535	48,391

(a)Income taxes

Income tax expense represents PRC income tax expense as follows:

	Year ended March 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Current tax expense	51,060	58,767	72,591	11,573
Deferred tax expense	(1,060)	(21,145)	(9,935)	(1,584)

Total income tax expense	50,000	37,622	62,656	9,989

(b)Reconciliation of expected income tax to actual income tax expense

The actual income tax expense reported in the consolidated statements of comprehensive income differs from the amount computed by applying the statutory PRC income tax rate of 25% due to the following:

	Year ended March 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Income before income tax expense	141,333	166,311	303,535	48,391

Computed “expected” tax expense	35,333	41,578	75,884	12,098
Non-PRC entities not subject to income tax
- Hong Kong	(101)	9	11	2
- British Virgin Islands	(2,072)	746	14	2
- Cayman Islands	47,717	49,029	32,985	5,258
PRC dividend withholding tax	5,200	(14,300)	—	—
Non-taxable income	(7,950)	—	—	—
Preferential tax rates	(33,049)	(39,931)	(49,093)	(7,826)
Others	4,922	491	2,855	455

Actual income tax expense	50,000	37,622	62,656	9,989

(c)Deferred taxes

The tax effects of temporary differences that give rise to deferred tax assets/(liabilities) are presented below:

	March 31,
	2017	2018	2018
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	17,850	21,086	3,362
Non-current accounts receivable	12,003	11,725	1,869
Inventories	2,273	7,410	1,181
Others	881	1,713	273

Deferred tax assets	33,007	41,934	6,685

Deferred tax liabilities:
Deferred revenue	(67)	(57)	(9)
Property, plant and equipment	(5,536)	(5,694)	(908)
Intangible assets	(26,672)	(25,516)	(4,068)

Deferred tax liabilities	(32,275)	(31,267)	(4,985)

Net deferred tax assets	732	10,667	1,700

Classification on consolidated balance sheets:
Deferred tax assets	22,155	31,295	4,989
Deferred tax liabilities	(21,423)	(20,628)	(3,289)

Net deferred tax assets	732	10,667	1,700

For the years ended March 31, 2016, 2017 and 2018, the Group did not have any unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (US$16). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Group’s PRC subsidiaries for the calendar years from 2013 to 2017 are open to examination by the PRC state and local tax authorities.